Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gains (losses) on available-for-sale securities	Pension and other post-retirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Treasury stock	Non-controlling interests	Total
Balance at Dec. 31, 2011	$ 15,777	$ 1,621	$ 16,988	$ (2,408)	$ (968)	$ 20	$ (1,472)	$ 12	$ (424)	$ 559	$ 16,336
Comprehensive income:
Net income	2,704		2,704							108	2,812
Foreign currency translation adjustments, net of tax	388			388	388					(5)	383
Effect of change in fair value of available-for-sale securities, net of tax	4			4		4					4
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(532)			(532)			(532)			(5)	(537)
Change in derivatives qualifying as cash flow hedges, net of tax	25			25				25			25
Total comprehensive income, net of tax	2,589									98	2,687
Changes in noncontrolling interests										6	6
Dividends paid to noncontrolling shareholders										(123)	(123)
Dividends paid	(1,626)		(1,626)								(1,626)
Share-based payment arrangements	60	60									60
Delivery of shares	90	(6)							96		90
Call options	10	10									10
Replacement options issued in connection with acquisition	5	5									5
Other	1	1									1
Balance at Dec. 31, 2012	16,906	1,691	18,066	(2,523)	(580)	24	(2,004)	37	(328)	540	17,446
Comprehensive income:
Net income	2,787		2,787							120	2,907
Foreign currency translation adjustments, net of tax	149			149	149					(8)	141
Effect of change in fair value of available-for-sale securities, net of tax	(17)			(17)		(17)					(17)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	394			394			394			3	397
Change in derivatives qualifying as cash flow hedges, net of tax	(15)			(15)				(15)			(15)
Total comprehensive income, net of tax	3,298									115	3,413
Changes in noncontrolling interests	(17)	(17)								25	8
Dividends paid to noncontrolling shareholders										(150)	(150)
Dividends paid	(1,667)		(1,667)								(1,667)
Share-based payment arrangements	71	71									71
Delivery of shares	74	(8)							82		74
Call options	13	13									13
Replacement options issued in connection with acquisition	2	2									2
Other	(2)	(2)									(2)
Balance at Dec. 31, 2013	18,678	1,750	19,186	(2,012)	(431)	7	(1,610)	22	(246)	530	19,208
Comprehensive income:
Net income	2,594		2,594							124	2,718
Foreign currency translation adjustments, net of tax	(1,671)			(1,671)	(1,671)					(9)	(1,680)
Effect of change in fair value of available-for-sale securities, net of tax	6			6		6					6
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(521)			(521)			(521)				(521)
Change in derivatives qualifying as cash flow hedges, net of tax	(43)			(43)				(43)			(43)
Total comprehensive income, net of tax	365									115	480
Changes in noncontrolling interests	(34)	(34)								33	(1)
Dividends paid to noncontrolling shareholders										(132)	(132)
Dividends paid	(1,841)		(1,841)								(1,841)
Share-based payment arrangements	73	73									73
Purchases of treasury stock	(1,015)								(1,015)		(1,015)
Delivery of shares	38	(17)							55		38
Call options	5	5									5
Balance at Dec. 31, 2014	$ 16,269	$ 1,777	$ 19,939	$ (4,241)	$ (2,102)	$ 13	$ (2,131)	$ (21)	$ (1,206)	$ 546	$ 16,815